Discontinued operations - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	$ 1,406	$ 5,214	$ 20,788
Cost
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	79,381	79,227	78,677
Accumulated amortization
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	(77,975)	(74,013)	$ (57,889)
Ballard Motive Solutions
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	0	2,500
Ballard Motive Solutions | Technology
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	0	2,500
Ballard Motive Solutions | Customer contracts and relationships
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets		0
Ballard Motive Solutions | Non-compete agreement
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets		0
Ballard Motive Solutions | Cost
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	2,500	17,279
Ballard Motive Solutions | Cost | Technology
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	2,500	15,976
Ballard Motive Solutions | Cost | Customer contracts and relationships
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets		1,048
Ballard Motive Solutions | Cost | Non-compete agreement
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets		255
Ballard Motive Solutions | Accumulated amortization
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	(234)	(1,762)
Ballard Motive Solutions | Accumulated amortization | Technology
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	(234)	(1,498)
Ballard Motive Solutions | Accumulated amortization | Customer contracts and relationships
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets		(168)
Ballard Motive Solutions | Accumulated amortization | Non-compete agreement
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets		(96)
Ballard Motive Solutions | Net carrying amount
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	2,266	15,517
Ballard Motive Solutions | Net carrying amount | Technology
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	2,266	14,478
Ballard Motive Solutions | Net carrying amount | Customer contracts and relationships
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets		880
Ballard Motive Solutions | Net carrying amount | Non-compete agreement
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets		159
Ballard Motive Solutions | Impairment
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	(2,266)	(13,017)
Ballard Motive Solutions | Impairment | Technology
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets	$ (2,266)	(11,978)
Ballard Motive Solutions | Impairment | Customer contracts and relationships
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets		(880)
Ballard Motive Solutions | Impairment | Non-compete agreement
Impairment of Assets and Intangible Assets [Line Items]
Intangible assets		$ (159)